American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP GLOBAL GROWTH
(CLASS I)

Supplement dated May 4, 2005 * Prospectus dated May 1, 2005

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER How does the fund pursue its investment objective? ON PAGE 4.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-43712 0505

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP GROWTH
(CLASS I)

Supplement dated May 4, 2005 * Prospectus dated May 1, 2005

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER How does the fund pursue its investment objective? ON PAGE 4.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-43713 0505

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL
(CLASS I, CLASS II, CLASS III AND CLASS IV)

Supplement dated May 4, 2005 * Prospectus dated May 1, 2005

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER What are the fund's primary investment strategies and principal risks? ON PAGE 2.

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page 5.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER How does the fund pursue its investment objective? ON PAGE 5 OF THE CLASS I, CLASS II AND CLASS III
PROSPECTUSES AND ON PAGE 6 OF THE CLASS IV PROSPECTUS.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-43714 0505

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT
VP ULTRA

(CLASS I, CLASS II AND CLASS III)

Supplement dated May 4, 2005 * Prospectus dated May 1, 2005

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER What are the fund's primary investment strategies and principal risks? ON PAGE 2.

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
5.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER How does the fund pursue its investment objective? ON PAGE 5.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-43715 0505